Interest Rate Swaps (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Interest Rate Swaps [Abstract]
Derivative asset, Notional amount	$ 10,967	$ 7,633
Derivative asset, Fair value	913	459
Collateral deposits	$ 1,250	$ 750